Provisions (Tables)	12 Months Ended
Dec. 31, 2023
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Provisions

	Self- insured liabilities $	Claims $	Lease restoration $	Onerous contracts $	Total $
Balance, beginning of the year	94.6	52.6	17.5	33.1	197.8
Current year provisions	20.1	21.2	15.6	4.9	61.8
Paid or otherwise settled	(26.7)	(26.1)	(4.5)	(13.1)	(70.4)
Impact of foreign exchange	(1.4)	(1.0)	(0.1)	(0.2)	(2.7)
	86.6	46.7	28.5	24.7	186.5
Less current portion	7.8	25.5	5.7	12.7	51.7
Long-term portion	78.8	21.2	22.8	12.0	134.8